Shareowners' Equity (Reclass Out of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									$ 778		$ 3,108		$ 2,563
Benefit (provision) for income taxes (Note 14)									(1,996)		(1,147)		(3,096)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	5,339	3,509	3,545	2,952	3,364	3,181	3,299	3,511	15,345		13,355		13,864
Costs and Expenses									(129,170)		(127,233)		(125,895)
Financial Services Revenue									38,084		38,480		40,318
GE interest and other financial charges									(8,403)		(8,839)		(10,523)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									16,450		14,897		17,135
Defined Benefit Plan, Amortization of Gains (Losses)									2,620
Prior service cost amortization									573
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(3,035)		(2,266)		(2,903)
Financial Services Revenue									(607)		608		894
GE interest and other financial charges									59		44		102
Reclassification out of Accumulated Other Comprehensive Income | Available-for-sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									(230)		(540)		(35)
Benefit (provision) for income taxes (Note 14)									84		222		13
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(146)		(318)		(22)
Currency Translation Adjustment | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									213		793		54
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									129		818		174
Costs and Expenses									(84)		25		120
Cash Flow Hedge | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									34		(177)		(245)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(844)		271		(68)
Other Nonoperating Income (Expense)									22		248		(116)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(878)		448		177
Cash Flow Hedge | Reclassification out of Accumulated Other Comprehensive Income | Interest Rate Contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
GE interest and other financial charges									(234)		(364)		(499)
Cash Flow Hedge | Reclassification out of Accumulated Other Comprehensive Income | Foreign Exchange Contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Financial Services Revenue									(666)		564		792
Pension Plan, Defined Benefit | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									1,141		1,610		1,604
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(2,174)		(3,037)		(2,987)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(3,315)		(4,647)		(4,591)
Curtailment loss									(113)		0		0
Defined Benefit Plan, Amortization of Gains (Losses)									(2,612)		(3,983)		(3,768)
Prior service cost amortization									(590)		(664)		(823)
GECC
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 14)									(362)	[1]	521	[1]	(1,083)	[1]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									7,396	[1]	6,257	[1]	6,278	[1]
Costs and Expenses									(32,894)	[1]	(34,087)	[1]	(34,027)	[1]
Financial Services Revenue									39,635	[1]	40,026	[1]	41,591	[1]
GE interest and other financial charges									(7,318)	[1]	(7,990)	[1]	(9,712)	[1]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									$ 6,862	[1]	$ 6,065	[1]	$ 7,683	[1]

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.